BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,302,447	$ 1,618,141
Other	342,718	3,300
Assets	1,645,165	1,621,441
LIABILITIES
Accounts payable and accrued expenses	42,600	37,600
Accounts payable - affiliates	20,842,344	21,219,377
Capital contributions payable	169,974	169,974
Liabilities	21,054,918	21,426,951
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(17,834,720)	(18,226,519)
General partner	(1,575,033)	(1,578,991)
Partners Capital	(19,409,753)	(19,805,510)
Liabilities and Stockholders Equity	1,645,165	1,621,441
Series Seven [Member]
ASSETS
Cash and cash equivalents	0	0
Other	0	0
Assets	0	0
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners Capital	0	0
Liabilities and Stockholders Equity	0	0
Series Nine [Member]
ASSETS
Cash and cash equivalents	316,051	71,556
Other	0	0
Assets	316,051	71,556
LIABILITIES
Accounts payable and accrued expenses	35,000	0
Accounts payable - affiliates	6,676,676	6,591,231
Capital contributions payable	0	0
Liabilities	6,711,676	6,591,231
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(5,996,831)	(6,119,640)
General partner	(398,794)	(400,035)
Partners Capital	(6,395,625)	(6,519,675)
Liabilities and Stockholders Equity	316,051	71,556
Series Ten [Member]
ASSETS
Cash and cash equivalents	250,847	270,086
Other	339,418	0
Assets	590,265	270,086
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,357,127	2,260,615
Capital contributions payable	0	0
Liabilities	2,357,127	2,260,615
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,554,281)	(1,775,711)
General partner	(212,581)	(214,818)
Partners Capital	(1,766,862)	(1,990,529)
Liabilities and Stockholders Equity	590,265	270,086
Series Eleven [Member]
ASSETS
Cash and cash equivalents	205,808	465,155
Other	0	0
Assets	205,808	465,155
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	998,760	1,180,122
Capital contributions payable	0	0
Liabilities	998,760	1,180,122
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(570,338)	(493,133)
General partner	(222,614)	(221,834)
Partners Capital	(792,952)	(714,967)
Liabilities and Stockholders Equity	205,808	465,155
Series Twelve [Member]
ASSETS
Cash and cash equivalents	170,287	479,986
Other	0	0
Assets	170,287	479,986
LIABILITIES
Accounts payable and accrued expenses	7,500	37,500
Accounts payable - affiliates	3,884,690	4,054,166
Capital contributions payable	9,241	9,241
Liabilities	3,901,431	4,100,907
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(3,442,702)	(3,333,581)
General partner	(288,442)	(287,340)
Partners Capital	(3,731,144)	(3,620,921)
Liabilities and Stockholders Equity	170,287	479,986
Series Fourteen [Member]
ASSETS
Cash and cash equivalents	359,454	331,358
Other	3,300	3,300
Assets	362,754	334,658
LIABILITIES
Accounts payable and accrued expenses	100	100
Accounts payable - affiliates	6,925,091	7,133,243
Capital contributions payable	160,733	160,733
Liabilities	7,085,924	7,294,076
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(6,186,062)	(6,419,948)
General partner	(537,108)	(539,470)
Partners Capital	(6,723,170)	(6,959,418)
Liabilities and Stockholders Equity	$ 362,754	$ 334,658